RELATED PARTY TRANSACTIONS DURING THE PERIOD (Details) - USD ($)	3 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
RELATED PARTY TRANSACTIONS DURING THE PERIOD DETAILS
Salary incurred to the Executive Vice President of Fuel Cell Operations	$ 28,000	$ 0
Salary incurred to the Chief Operating Officer	32,500	26,000
Salary incurred to the President and Chief Executive Officer	55,313	44,250
Salary incurred to the the Managing Director of Francophone Countries of the Company	$ 12,750	$ 0